Right-of-use assets	9 Months Ended	12 Months Ended
	May 31, 2023	Aug. 31, 2022
Right-of-use assets
Right-of-use assets

6. Right-of-use assets

		Computer	Rolling	Boat rental
	Premises	equipment	stock	fleet	Total
	$	$	$	$	$
Cost
Balance at August 31, 2021	2,746,118	3,646	202,536	326,868	3,279,168
Additions	93,565	—	141,043	—	234,608
Disposals	—	—	(255,953)	(115,409)	(371,362)
Currency translation	40,356	—	394	—	40,750
Balance at August 31, 2022	2,880,039	3,646	88,020	211,459	3,183,164

Additions	922,479	—	—	—	922,479
Disposals	—	—	(46,200)	(127,868)	(174,068)
Transferred to property and equipment	—	(3,646)	—	(41,161)	(44,807)
Currency translation	44,154	—	2,100	—	46,254
Balance at May 31, 2023	3,846,672	—	43,920	42,430	3,933,022

Accumulated depreciation
Balance at August 31, 2021	334,357	576	14,949	24,087	373,969
Depreciation	488,050	2,302	71,488	89,617	651,457
Disposal	—	—	(66,122)	(37,240)	(103,362)
Balance at August 31, 2022	822,407	2,878	20,315	76,464	922,064
Depreciation	448,738	768	20,155	21,442	491,103
Disposal	—	(3,646)	(13,475)	(76,691)	(93,812)
Balance at May 31, 2023	1,271,145	—	26,995	21,215	1,319,355

Net carrying amount
As at August 31, 2022	2,057,632	768	67,705	134,995	2,261,100
As at May 31, 2023	2,575,527	—	16,925	21,215	2,613,667

9. Right-of-use assets

		Computer		Boat rental
	Premises	equipment	Rolling stock	fleet	Total
	$	$	$	$	$
Cost
Balance at August 31, 2020	737,066	11,333	38,699	—	787,098
Business acquisition	1,281,308	3,646	39,924	326,868	1,651,746
Additions	672,731	—	179,736	—	852,467
Disposals	—	—	(57,475)	—	(57,475)
Transfer to intangible assets	—	(11,333)	—	—	(11,333)
Currency translation	55,013	—	1,652	—	56,665
Balance at August 31, 2021	2,746,118	3,646	202,536	326,868	3,279,168
Additions	93,565	—	141,043	—	234,608
Disposals	—	—	(255,953)	(115,409)	(371,362)
Currency translation	40,356	—	394	—	40,750
Balance at August 31, 2022	2,880,039	3,646	88,020	211,459	3,183,164

Accumulated depreciation
Balance at August 31, 2020	117,806	4,231	12,094	—	134,131
Depreciation	216,551	1,697	30,527	24,087	272,862
Disposal	—	—	(27,672)	—	(27,672)
Transfer to intangible assets	—	(5,352)	—	—	(5,352)
Balance at August 31, 2021	334,357	576	14,949	24,087	373,969
Depreciation	488,050	2,302	71,488	89,617	651,457
Disposal	—	—	(66,122)	(37,240)	(103,362)
Balance at August 31, 2022	822,407	2,878	20,315	76,464	922,064

Net carrying amount
As at August 31, 2021	2,411,761	3,070	187,587	302,781	2,905,199
As at August 31, 2022	2,057,632	768	67,705	134,995	2,261,100

During the year ended August 31, 2021, the Company paid in full a lease liability related with a computer software that was previously included in the right-of-use assets. As a result, the Company transferred the asset to intangible assets at its net book value of $5,981 [note 11].